Statutory Results - Dividends and Capital Contributions (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 28, 2021	Sep. 18, 2020	Dec. 31, 2022
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency, period	2 years
Statutory amount available for dividend payments without regulatory approval				$ 578
Talcott Life and Annuity Company (TLA)
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments without regulatory approval				$ 96
Dividends paid with approval of regulatory agency			$ 400
Talcott Resolution Life, Inc
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency		$ 500	$ 319